Basic and Diluted Net Loss Per Share (Tables)	3 Months Ended	12 Months Ended
	Apr. 30, 2021	Jan. 31, 2021
Earnings Per Share [Abstract]
Summary of computation of basic and diluted net loss per share

The following table sets forth the computation of the Company’s basic and diluted net loss per share attributable to common stockholders for the three months ended April 30, 2021 and 2020:

	Three Months Ended April 30,
	2021	2020
	(in thousands, except share and per share data)
Numerator:
Net income (loss)	$82,289	$(30,098)
Adjust: Cumulative dividends on redeemable convertible preferred stock	(4,292)	—
Adjust: Deemed dividends attributable to vested option holders	(51,855)	—
Adjust: Deemed dividends attributable to common stock warrant holders	(110,635)	—

Net loss attributable to common stockholders - Basic	(84,493)	(30,098)
Less: Gain attributable to earnout shares issued	(53,820)	—
Less: Change in fair value of dilutive warrants	(49,471)	—

Net loss attributable to common stockholders - Diluted	$(187,784)	$(30,098)

Denominator:
Weighted average common shares outstanding	218,932,121	12,432,519
Less: Weighted-average unvested restricted shares and shares subject to repurchase	(316,258)	(179,427)

Weighted average shares outstanding - Basic	218,615,863	12,253,092
Add: Earnout Shares under the treasury stock method	2,956,122	0
Add: Public and Private Placement Warrants under the treasury stock method	3,961,404	0

Weighted average shares outstanding - Diluted	225,533,389	12,253,092

Net loss per share - Basic	$(0.39)	$(2.46)

Net loss per share - Diluted	$(0.83)	$(2.46)

The following table sets forth the computation of the Company’s basic and diluted net loss per share attributable to common stockholders for the years ended January 31, 2021, 2020, and 2019:

(in thousands, except share and per share data)	Year Ended January 31,
	2021	2020	2019
Numerator:
Net loss attributable to common stockholders	$(274,200)	$(134,327)	$(108,087)
Denominator:
Weighted average shares used in computing net loss per share attributable to common stockholders, basic and diluted	15,116,763	8,893,787	4,342,517

Net loss per share attributable to common stockholders, basic and diluted	$(18.14)	$(15.10)	$(24.89)

Summary of computation of diluted net loss per share

The potential shares of Common Stock that were excluded from the computation of diluted net loss per share attributable to common stockholders for the periods presented because including them would have had an antidilutive effect were as follows:

April 30, 2021
Options to purchase common stock	29,795,964
Unvested early exercised common stock options	263,982
Common stock warrants	43,895,087

Total potentially dilutive common share equivalents	73,955,033

Summary of Computation of Diluted Net Loss Per Share

The potential shares of common stock that were excluded from the computation of diluted net loss per share attributable to common stockholders for the periods presented because including them would have had an antidilutive effect were as follows:

	Year Ended January 31,
	2021	2020	2019
Redeemable convertible preferred stock (on an as-converted basis)	193,037,715	170,686,661	168,052,012
Options to purchase common stock	30,167,178	34,883,465	31,662,022
Unvested restricted common stock	—	166,100	564,740
Unvested early exercised common stock options	371,193	58,830	58,971
Redeemable convertible preferred stock warrants (on an as-converted basis)	2,358,546	2,358,546	2,358,546
Common stock warrants	36,402,515	14,051,462	13,173,245

Total potentially dilutive common share equivalents	262,337,147	222,205,064	215,869,536